Segment Financial Information (Tables)	12 Months Ended
Dec. 31, 2010
Segment Financial Information
Segment financial information

(in millions)	UnitedHealthcare	OptumHealth	OptumInsight	OptumRx	Corporate and Intersegment Eliminations	Consolidated
2010
Revenues—external customers:
Premiums	$84,158	$1,247	$0	$0	$0	$85,405
Services	4,021	331	1,403	64	0	5,819
Products	0	19	93	2,210	0	2,322

Total revenues—external customers	88,179	1,597	1,496	2,274	0	93,546

Total revenues—intersegment	0	2,912	845	14,449	(18,206)	0
Investment and other income	551	56	1	1	0	609

Total revenues	$88,730	$4,565	$2,342	$16,724	$(18,206)	$94,155

Earnings from operations	$6,740	$511	$84	$529	$0	$7,864
Interest expense	0	0	0	0	(481)	(481)

Earnings before income taxes	$6,740	$511	$84	$529	$(481)	$7,383

Total assets	$50,913	$3,897	$5,435	$3,087	$(269)	$63,063
Purchases of property, equipment and capitalized software	$525	$117	$156	$80	$0	$878
Depreciation and amortization	$725	$100	$159	$80	$0	$1,064
Goodwill impairment	$0	$0	$172	$0	$0	$172

2009
Revenues—external customers:
Premiums	$78,251	$1,064	$0	$0	$0	$79,315
Services	3,941	274	1,042	49	0	5,306
Products	0	16	90	1,819	0	1,925

Total revenues—external customers	82,192	1,354	1,132	1,868	0	86,546

Total revenues—intersegment	0	2,805	691	12,532	(16,028)	0
Investment and other income	538	53	0	1	0	592

Total revenues	$82,730	$4,212	$1,823	$14,401	$(16,028)	$87,138

Earnings from operations	$4,833	$599	$246	$681	$0	$6,359
Interest expense	0	0	0	0	(551)	(551)

Earnings before income taxes	$4,833	$599	$246	$681	$(551)	$5,808

Total assets	$49,920	$3,190	$2,775	$3,092	$68	$59,045
Purchases of property, equipment and capitalized software	$482	$71	$129	$57	$0	$739
Depreciation and amortization	$679	$105	$128	$79	$0	$991

2008
Revenues—external customers:
Premiums	$72,656	$952	$0	$0	$0	$73,608
Services	3,877	305	925	45	0	5,152
Products	0	13	95	1,547	0	1,655

Total Revenues—external customers	76,533	1,270	1,020	1,592	0	80,415

Total Revenues—intersegment	0	2,522	532	10,936	(13,990)	0
Investment and other income	703	58	3	7	0	771

Total revenues	$77,236	$3,850	$1,555	$12,535	$(13,990)	$81,186

Earnings from operations	$5,178	$608	$232	$360	$(1,115)	$5,263
Interest expense	0	0	0	0	(639)	(639)

Earnings before income taxes	$5,178	$608	$232	$360	$(1,754)	$4,624

Total Assets	$47,271	$2,973	$1,922	$2,827	$822	$55,815
Purchases of property, equipment and capitalized software	$538	$87	$112	$54	$0	$791
Depreciation and amortization	$707	$105	$105	$64	$0	$981